Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Cash and Restricted Cash

The following represents the cash and restricted cash on hand at December 31, 2022 by banking institution and does not include any reduction for the FDIC insured limit of $250,000.

Bank	December 31, 2022
Platinum Bank	$46,023,871
Bank Vista	2,744,359
Silicon Valley Bank	503,103
Other	1,186,153
$50,457,486

Schedule of Accounts Payable and Accrued Expenses

The composition of accounts payable and accrued expenses are as follows:

	December 31, 2022	December 31, 2021
Accounts payable	$851,031	$813,621
Accrued wages and payroll expenses	338,166	181,360
Accrued bonus	358,836	117,370
Accrued interest	32,017	-
Other accrued expenses	545,657	291,671
	$2,125,707	$1,404,022